Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cashflow from operating activities
Interest received	$ 3,121,594	$ 216,422	$ 390,128
Royalty and license income received	3,826	90,683	103,031
Grant and other income	276,869	455,807	26,949
Payment of lease interest	(17,148)	(5,920)	(5,782)
Payments to suppliers, employees and for research & development and intellectual property costs (inclusive of GST)	(130,292,806)	(77,064,842)	(51,894,593)
Research and development tax incentive scheme credit received	6,299,286	4,972,898	5,834,100
Net cash flows used in operating activities	(120,608,379)	(71,334,952)	(45,546,167)
Cash flow from investing activities:
Purchase of plant and equipment	(21,954)	(16,910)	(12,702)
Proceeds from sale of financial assets			669,184
Net cash used in investing activities	(21,954)	(16,910)	656,482
Cash flows from financing activities:
Payment of lease liabilities	(70,966)	(85,578)	(87,373)
Net proceeds on issue of shares	81,815,358		105,477,591
Net proceeds on issue of pre-funded warrants			11,546,029
Net proceeds from DFA	84,500,000
Cash received for ordinary shares issued on exercise of options	1,040,718	257,175
Net cash provided by financing activities	167,285,110	171,597	116,936,247
Increase in cash and cash equivalents	46,654,777	(71,180,265)	72,046,562
Effects of exchange rate changes on the balance of cash held in foreign currencies	(2,097,357)	(2,381,619)	3,495,757
Cash and cash equivalents at beginning of period	44,631,293	118,193,177	42,650,858
Cash and cash equivalents at end of period	$ 89,188,713	$ 44,631,293	$ 118,193,177